Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
TABLE

The following table provides information regarding compensation actually paid to our Principal Executive Officers (“PEO”) and non-PEO
NEOs during the last five fiscal years, as well as total shareholder return, net income and revenue.

Year	Summary Compensation Table Total for PEO Tim Larson ($) (1)	Compensation Actually Paid to PEO Tim Larson ($) (1) (2)	Summary Compensation Table Total for PEO Mark Yost ($) (1)	Compensation Actually Paid to PEO Mark Yost ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3) (4)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)	Company Selected Measure —Revenue (in thousands) ($) (6)
							Cumulative Total Shareholder Return ($)	Cumulative Peer Group Shareholder Return ($) (5)

2026	5,485,676	2,889,012	—	—	2,767,464	1,486,105	152.97	125.13	206,898	2,663,639

2025	6,363,206	6,891,860	1,784,021	(5,787,785)	2,304,344	2,838,848	198.40	128.87	198,413	2,483,448

2024			5,672,498	4,968,664	1,756,948	1,609,135	179.27	157.71	146,696	2,024,823

2023			8,077,646	11,308,701	2,807,914	3,727,096	158.65	105.54	401,802	2,606,560

2022			5,765,742	9,156,467	2,160,329	3,003,454	117.10	82.89	248,044	2,207,229

Year	Summary Compensation Table Total for PEO Mark Yost ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Compensation Actually Paid to PEO Mark Yost ($)

2026	—	—	—	—	—	—	—

2025	1,784,021	—	—	850,932	—	(8,422,738)	(5,787,785)

2024	5,672,498	(4,908,968)	4,908,968	96,634	(800,468)		4,968,664

2023	8,077,646	(5,822,066)	6,585,723	746,685	1,720,714		11,308,701

2022	5,765,742	(3,660,296)	2,908,784	2,538,546	1,603,691		9,156,467

Year	Summary Compensation Table Total for PEO Tim Larson ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/ (Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Compensation Actually Paid to PEO Tim Larson ($)

2026	5,485,676	(3,712,153)	3,642,800	(972,551)	(1,554,760)	—	2,889,012

2025	6,363,206	(5,158,929)	4,962,056	135,545	589,982	—	6,891,860

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Average Fair Value of Unvested Equity at Fiscal Year- End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Average Compensation Actually Paid to Non-PEO NEOs ($)

2026	2,767,464	(1,802,906)	1,499,210	(540,417)	(437,246)	—	1,486,105

2025	2,304,344	(1,266,531)	1,272,960	82,983	445,092	—	2,838,848

2024	1,756,948	(1,328,377)	1,328,377	62,140	(209,953)	—	1,609,135

2023	2,807,914	(1,618,567)	1,830,868	161,192	545,689	—	3,727,096

2022	2,160,329	(1,125,595)	936,428	647,903	384,389	—	3,003,454

(1)	Reflects compensation amounts reported in the Summary Compensation Table for our current CEO, Tim Larson, and our former CEO, Mark Yost, for the respective years shown.

(2)
Adjustments to the Summary Compensation Table Total to arrive at Compensation Actually Paid (“CAP”) for our PEOs are shown above
. No adjustments were necessary for defined benefit and pension plans, dividends, or equity awards granted and vested during the same fiscal year. The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

(3)
Non-PEO
NEOs were: David McKinstray, Joseph Kimmell, Wade Lyall, Laurel Krueger and Laurie Hough for fiscal 2026; Laurie Hough, Joseph Kimmell, Wade Lyall and Laurel Krueger for fiscal 2025; Laurie Hough, Tim Larson, Joseph Kimmell, Wade Lyall in fiscal 2024 and 2023; and Laurie Hough, Tim Larson, Joseph Kimmell, Wade Lyall and Robert Spence in fiscal 2022.

(4)
Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO
NEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, equity awards granted and vested during the same fiscal year, or forfeitures.

(5)
The peer group consists of Beazer Homes USA, Cavco Industries, Century Communities, LGI Homes, M/I Homes, Meritage Homes, Quanex Building Products Corp, and Tri Pointe Group, which is the same peer group we use in our Annual Report on Form 10-K for the fiscal year ended March 28, 2026. The peer group TSR calculation is weighted by market capitalization at the beginning of the applicable period. The comparison assumes $100 was invested for the period starting April 3, 2021, through the end of the listed fiscal year. The below graph illustrates the relationship between our Cumulative TSR and peer group TSR, and the relationship between our CAP and the cumulative TSR for the Company and our peer group.

(6)	The Company Selected Measure of Revenue reflects net sales from the Company’s consolidated income statements in the Company’s annual reports on Form 10-K for fiscal years 2022 through 2026.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
Non-PEO
	NEOs were: David McKinstray, Joseph Kimmell, Wade Lyall, Laurel Krueger and Laurie Hough for fiscal 2026; Laurie Hough, Joseph Kimmell, Wade Lyall and Laurel Krueger for fiscal 2025; Laurie Hough, Tim Larson, Joseph Kimmell, Wade Lyall in fiscal 2024 and 2023; and Laurie Hough, Tim Larson, Joseph Kimmell, Wade Lyall and Robert Spence in fiscal 2022.
Peer Group Issuers, Footnote	The peer group consists of Beazer Homes USA, Cavco Industries, Century Communities, LGI Homes, M/I Homes, Meritage Homes, Quanex Building Products Corp, and Tri Pointe Group, which is the same peer group we use in our Annual Report on Form 10-K for the fiscal year ended March 28, 2026.
Adjustment To PEO Compensation, Footnote
(2)
Adjustments to the Summary Compensation Table Total to arrive at Compensation Actually Paid (“CAP”) for our PEOs are shown above
. No adjustments were necessary for defined benefit and pension plans, dividends, or equity awards granted and vested during the same fiscal year. The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Year	Summary Compensation Table Total for PEO Mark Yost ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Compensation Actually Paid to PEO Mark Yost ($)

2026	—	—	—	—	—	—	—

2025	1,784,021	—	—	850,932	—	(8,422,738)	(5,787,785)

2024	5,672,498	(4,908,968)	4,908,968	96,634	(800,468)		4,968,664

2023	8,077,646	(5,822,066)	6,585,723	746,685	1,720,714		11,308,701

2022	5,765,742	(3,660,296)	2,908,784	2,538,546	1,603,691		9,156,467

Year	Summary Compensation Table Total for PEO Tim Larson ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/ (Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Compensation Actually Paid to PEO Tim Larson ($)

2026	5,485,676	(3,712,153)	3,642,800	(972,551)	(1,554,760)	—	2,889,012

2025	6,363,206	(5,158,929)	4,962,056	135,545	589,982	—	6,891,860

Non-PEO NEO Average Total Compensation Amount	$ 2,767,464	$ 2,304,344	$ 1,756,948	$ 2,807,914	$ 2,160,329
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,486,105	2,838,848	1,609,135	3,727,096	3,003,454
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO
NEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, equity awards granted and vested during the same fiscal year, or forfeitures.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Average Fair Value of Unvested Equity at Fiscal Year- End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value at Prior Fiscal Year-End of Equity Forfeited during the Current Year	Average Compensation Actually Paid to Non-PEO NEOs ($)

2026	2,767,464	(1,802,906)	1,499,210	(540,417)	(437,246)	—	1,486,105

2025	2,304,344	(1,266,531)	1,272,960	82,983	445,092	—	2,838,848

2024	1,756,948	(1,328,377)	1,328,377	62,140	(209,953)	—	1,609,135

2023	2,807,914	(1,618,567)	1,830,868	161,192	545,689	—	3,727,096

2022	2,160,329	(1,125,595)	936,428	647,903	384,389	—	3,003,454

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
We structure our executive compensation program to award compensation that depends on, and rewards executives on the basis of individual and Company short and long-term performance and thereby fosters a pay-for-performance
culture. The Compensation Committee selects the metrics used for both our short-term and long-term incentive awards because it believes they effectively drive financial and operational performance and incentivize our executives to pursue actions that create sustainable shareholder value. The financial performance measures used by the Company for fiscal 2026 to align the compensation actually paid to the Company’s NEOs to Company performance are:

Financial Performance Measures

Revenue

Earnings per Share

Relative Total Shareholder Return

Single Family Home Completion Market Share

Total Shareholder Return Amount	$ 152.97	198.4	179.27	158.65	117.1
Peer Group Total Shareholder Return Amount	125.13	128.87	157.71	105.54	82.89
Net Income (Loss)	$ 206,898,000	$ 198,413,000	$ 146,696,000	$ 401,802,000	$ 248,044,000
Company Selected Measure Amount	2,663,639,000	2,483,448,000	2,024,823,000	2,606,560,000	2,207,229,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Single Family Home Completion Market Share
Tim Larson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,485,676	$ 6,363,206
PEO Actually Paid Compensation Amount	$ 2,889,012	6,891,860
PEO Name	Tim Larson
Mark Yost [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	1,784,021	$ 5,672,498	$ 8,077,646	$ 5,765,742
PEO Actually Paid Compensation Amount	$ 0	(5,787,785)	4,968,664	11,308,701	9,156,467
PEO Name	Mark Yost
PEO | Tim Larson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,712,153)	(5,158,929)
PEO | Tim Larson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,642,800	4,962,056
PEO | Tim Larson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,554,760)	589,982
PEO | Tim Larson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(972,551)	135,545
PEO | Tim Larson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mark Yost [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(4,908,968)	(5,822,066)	(3,660,296)
PEO | Mark Yost [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	4,908,968	6,585,723	2,908,784
PEO | Mark Yost [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(800,468)	1,720,714	1,603,691
PEO | Mark Yost [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	850,932	96,634	746,685	2,538,546
PEO | Mark Yost [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(8,422,738)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,802,906)	(1,266,531)	(1,328,377)	(1,618,567)	(1,125,595)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,499,210	1,272,960	1,328,377	1,830,868	936,428
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(437,246)	445,092	(209,953)	545,689	384,389
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(540,417)	82,983	62,140	161,192	647,903
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0